Note 1 - Business and Summary of Significant Accounting Policies - Antidilutive Securities Excluded From Computation of Earnings Per Share (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Total potentially dilutive shares (in shares)	61,270,973	35,849,842
Options [Member]
Total potentially dilutive shares (in shares)	20,212,174	20,716,557
Warrant [Member]
Total potentially dilutive shares (in shares)	2,190,000	570,000
Series A Convertible Preferred Stock [Member]
Total potentially dilutive shares (in shares)	115,000	115,000
Convertible Debt Securities [Member]
Total potentially dilutive shares (in shares)	38,753,799	14,448,285